Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	1
Telesat Corp.(b)	101	1,135
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		1,197
Total Communication Services		1,197
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	1,080	138,175
Total Consumer Discretionary		138,175
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,298	8,800
Total Industrials		8,800
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		148,172

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.7%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	6,366,000	5,458,845
Total Convertible Bonds (Cost $6,006,961)			5,458,845

Corporate Bonds & Notes 92.3%

Aerospace & Defense 1.5%
TransDigm, Inc.(d)
12/15/2025	8.000%	851,000	886,019
03/15/2026	6.250%	4,450,000	4,455,689
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
11/15/2027	5.500%	3,839,000	3,520,827
01/15/2029	4.625%	1,565,000	1,352,270
05/01/2029	4.875%	2,626,000	2,299,784
Total			12,514,589
Airlines 2.0%
Air Canada(d)
08/15/2026	3.875%	2,026,000	1,873,235
American Airlines, Inc.(d)
07/15/2025	11.750%	1,447,000	1,667,428
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	6,324,341	6,268,106
04/20/2029	5.750%	149,009	143,763
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	2,719,511	2,654,268
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	1,721,538	1,770,245
United Airlines, Inc.(d)
04/15/2026	4.375%	1,441,000	1,388,546
Total			15,765,591
Automotive 4.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,087,000	1,049,422
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,270,058
Ford Motor Co.
02/12/2032	3.250%	1,627,000	1,321,086
01/15/2043	4.750%	2,224,000	1,791,037
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,920,000	1,940,137
11/01/2024	4.063%	1,439,000	1,408,352
06/16/2025	5.125%	2,268,000	2,259,767
11/13/2025	3.375%	123,000	115,972
01/08/2026	4.389%	1,730,000	1,668,499
05/28/2027	4.950%	707,000	687,347
08/17/2027	4.125%	3,098,000	2,872,815
02/10/2029	2.900%	1,363,000	1,143,160
11/13/2030	4.000%	1,780,000	1,542,725
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	775,000	686,685
IAA Spinco, Inc.(d)
06/15/2027	5.500%	3,571,000	3,493,682
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,459,495
Columbia Income Opportunities Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	1,361,000	1,136,352
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	6,511,000	6,599,639
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,883,941
Tenneco, Inc.(d)
01/15/2029	7.875%	2,595,000	2,620,754
Total			36,950,925
Brokerage/Asset Managers/Exchanges 0.7%
AG Issuer LLC(d)
03/01/2028	6.250%	865,000	848,715
NFP Corp.(d)
08/15/2028	4.875%	5,630,000	5,140,499
Total			5,989,214
Building Materials 1.1%
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,437,510
Masonite International Corp.(d)
02/15/2030	3.500%	2,734,000	2,317,768
SRS Distribution, Inc.(d)
07/01/2028	4.625%	3,064,000	2,805,852
Total			8,561,130
Cable and Satellite 6.7%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	3,184,145
03/01/2030	4.750%	5,761,000	5,143,299
08/15/2030	4.500%	2,290,000	2,001,029
02/01/2032	4.750%	2,106,000	1,823,492
CSC Holdings LLC(d)
02/01/2028	5.375%	2,194,000	2,029,450
02/01/2029	6.500%	5,005,000	4,781,321
01/15/2030	5.750%	1,247,000	1,034,839
02/15/2031	3.375%	3,931,000	3,068,335
DIRECTV Holdings LLC/Financing Co., Inc.(d)
08/15/2027	5.875%	1,074,000	1,012,743
DISH DBS Corp.(d)
12/01/2028	5.750%	4,326,000	3,880,270
DISH DBS Corp.
06/01/2029	5.125%	5,424,000	4,235,625
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	3,932,000	3,628,188
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,592,841
07/01/2030	4.125%	3,996,000	3,512,670
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Videotron Ltd.(d)
06/15/2029	3.625%	1,124,000	980,012
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,402,254
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	3,441,532
Ziggo BV(d)
01/15/2030	4.875%	5,856,000	5,193,312
Total			53,945,357
Chemicals 2.7%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,628,123
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	1,738,000	1,651,912
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,473,963
HB Fuller Co.
10/15/2028	4.250%	1,919,000	1,725,181
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,781,817
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	1,591,000	1,531,854
INEOS Quattro Finance 2 Plc(d)
01/15/2026	3.375%	679,000	617,970
Ingevity Corp.(d)
11/01/2028	3.875%	1,868,000	1,686,152
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,674,000	1,765,989
SPCM SA(d)
03/15/2027	3.125%	854,000	754,612
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	859,000	757,549
WR Grace Holdings LLC(d)
06/15/2027	4.875%	3,036,000	2,853,921
08/15/2029	5.625%	3,258,000	2,798,193
Total			22,027,236
Construction Machinery 1.6%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,058,000	4,404,392
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,701,739
Ritchie Bros Holdings, Inc.(d)
12/15/2031	4.750%	3,485,000	3,483,821

2	Columbia Income Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	3,510,000	3,521,507
Total			13,111,459
Consumer Cyclical Services 2.0%
APX Group, Inc.(d)
02/15/2027	6.750%	530,000	525,204
Arches Buyer, Inc.(d)
06/01/2028	4.250%	1,916,000	1,714,181
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	355,665
Staples, Inc.(d)
04/15/2026	7.500%	3,665,000	3,499,245
Uber Technologies, Inc.(d)
05/15/2025	7.500%	3,225,000	3,329,156
08/15/2029	4.500%	7,841,000	6,754,032
Total			16,177,483
Consumer Products 1.1%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	2,387,000	2,430,021
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,212,053
Spectrum Brands, Inc.
07/15/2025	5.750%	1,818,000	1,840,546
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	1,346,000	1,117,460
Total			8,600,080
Diversified Manufacturing 0.9%
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,288,492
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,615,000	1,444,044
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,171,508
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,740,769
Total			7,644,813
Electric 5.3%
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	1,320,000	1,230,370
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,767,000	1,680,947
02/15/2031	3.750%	6,550,000	5,632,331
01/15/2032	3.750%	2,834,000	2,413,825
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.
11/15/2031	7.375%	1,142,000	1,312,918
FirstEnergy Corp.(f)
07/15/2047	5.100%	1,712,000	1,599,847
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	2,646,000	2,395,863
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	5,194,000	4,902,667
09/15/2027	4.500%	6,418,000	6,076,274
NRG Energy, Inc.(d)
06/15/2029	5.250%	3,876,000	3,667,344
02/15/2031	3.625%	3,252,000	2,714,510
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	1,261,000	1,191,645
PG&E Corp.
07/01/2028	5.000%	1,193,000	1,098,361
07/01/2030	5.250%	1,287,000	1,172,396
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,661,000	2,485,164
01/15/2030	4.750%	2,207,000	1,994,279
Vistra Operations Co. LLC(d)
05/01/2029	4.375%	1,781,000	1,621,010
Total			43,189,751
Environmental 1.7%
Covanta Holding Corp.(d)
12/01/2029	4.875%	1,199,000	1,089,142
GFL Environmental, Inc.(d)
06/01/2025	4.250%	3,590,000	3,485,224
08/01/2028	4.000%	2,531,000	2,230,638
06/15/2029	4.750%	2,254,000	2,045,746
08/15/2029	4.375%	377,000	334,044
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	5,179,000	4,603,783
Total			13,788,577
Finance Companies 1.9%
Navient Corp.
06/25/2025	6.750%	2,470,000	2,482,362
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	5,855,000	5,745,748
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	611,745
03/01/2031	3.875%	2,761,000	2,330,601
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	5,495,000	4,411,573
Total			15,582,029

Columbia Income Opportunities Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.8%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	4,669,000	4,392,819
Lamb Weston Holdings, Inc.(d)
01/31/2032	4.375%	1,178,000	1,057,614
Performance Food Group, Inc.(d)
05/01/2025	6.875%	824,000	847,199
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	4,156,000	3,777,206
03/01/2032	3.500%	4,676,000	3,963,327
Post Holdings, Inc.(d)
03/01/2027	5.750%	928,000	917,978
01/15/2028	5.625%	1,446,000	1,368,497
04/15/2030	4.625%	909,000	777,405
09/15/2031	4.500%	1,380,000	1,150,919
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,225,155
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,787,000	1,611,901
US Foods, Inc.(d)
06/01/2030	4.625%	1,417,000	1,272,842
Total			22,362,862
Gaming 2.8%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	409,000	426,888
06/15/2031	4.750%	884,000	800,841
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	846,146
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	1,158,000	1,181,995
07/01/2025	6.250%	4,727,000	4,780,351
International Game Technology PLC(d)
02/15/2025	6.500%	3,329,000	3,385,996
04/15/2026	4.125%	1,252,000	1,176,575
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,026,809
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	1,057,000	896,084
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,339,000	2,222,050
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,370,350
VICI Properties LP/Note Co., Inc.(d)
02/15/2029	3.875%	401,000	364,597
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,172,000	2,101,410
Total			22,580,092
Health Care 7.4%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	499,312
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	652,382
AdaptHealth LLC(d)
08/01/2029	4.625%	475,000	404,684
03/01/2030	5.125%	2,804,000	2,412,686
Avantor Funding, Inc.(d)
07/15/2028	4.625%	2,632,000	2,512,533
11/01/2029	3.875%	3,787,000	3,403,667
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	980,000	953,754
04/01/2030	3.500%	1,141,000	994,697
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	948,000	946,146
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	843,719
03/15/2029	3.750%	923,000	838,018
03/15/2031	4.000%	989,000	883,846
CHS/Community Health Systems, Inc.(d)
03/15/2026	8.000%	3,103,000	3,210,238
05/15/2030	5.250%	3,945,000	3,460,963
HCA, Inc.
09/01/2028	5.625%	3,580,000	3,700,105
09/01/2030	3.500%	874,000	783,493
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	733,401
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	832,000	770,418
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,416,893
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	859,000	747,235
Ortho-Clinical Diagnostics, Inc./SA(d)
06/01/2025	7.375%	323,000	330,897
Owens & Minor, Inc.(d)
04/01/2030	6.625%	1,506,000	1,474,109
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	5,150,000	4,839,539
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,451,363
Syneos Health, Inc.(d)
01/15/2029	3.625%	1,240,000	1,097,435

4	Columbia Income Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,762,764
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,026,040
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	4,325,000	4,216,374
02/01/2027	6.250%	5,764,000	5,722,126
01/15/2030	4.375%	897,000	816,263
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	2,120,000	2,064,174
Total			59,969,274
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	3,918,000	3,398,865
08/01/2031	2.625%	794,000	662,252
Total			4,061,117
Home Construction 0.4%
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	3,172,000	2,827,469
Independent Energy 6.0%
Apache Corp.
01/15/2030	4.250%	907,000	846,192
09/01/2040	5.100%	1,813,000	1,640,834
02/01/2042	5.250%	840,000	774,924
04/15/2043	4.750%	1,839,000	1,584,756
01/15/2044	4.250%	600,000	480,157
Callon Petroleum Co.
07/01/2026	6.375%	5,887,000	5,720,588
Callon Petroleum Co.(d)
08/01/2028	8.000%	625,000	645,494
CNX Resources Corp.(d)
03/14/2027	7.250%	2,580,000	2,636,019
01/15/2029	6.000%	1,300,000	1,284,147
Comstock Resources, Inc.(d)
03/01/2029	6.750%	891,000	900,476
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	903,000	884,037
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	1,412,000	1,384,634
04/15/2030	6.000%	739,000	728,867
04/15/2032	6.250%	1,153,000	1,124,725
Matador Resources Co.
09/15/2026	5.875%	3,220,000	3,159,553
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
04/15/2026	3.400%	2,841,000	2,704,917
08/15/2026	3.200%	859,000	807,538
09/01/2030	6.625%	2,838,000	3,076,645
01/01/2031	6.125%	2,787,000	2,933,458
09/15/2036	6.450%	811,000	879,426
08/15/2039	4.300%	1,653,000	1,408,980
06/15/2045	4.625%	1,664,000	1,430,949
04/15/2046	4.400%	5,963,000	5,131,443
03/15/2048	4.200%	995,000	825,033
SM Energy Co.
07/15/2028	6.500%	761,000	753,743
Southwestern Energy Co.
02/01/2032	4.750%	5,293,000	5,007,493
Total			48,755,028
Leisure 3.1%
Carnival Corp.(d)
03/01/2026	7.625%	6,052,000	5,922,972
03/01/2027	5.750%	2,642,000	2,405,004
05/01/2029	6.000%	881,000	790,812
Cinemark USA, Inc.(d)
03/15/2026	5.875%	2,092,000	1,966,215
07/15/2028	5.250%	1,565,000	1,384,906
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	792,435
NCL Corp., Ltd.(d)
03/15/2026	5.875%	3,126,000	2,873,547
02/15/2029	7.750%	361,000	350,250
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	3,360,000	3,041,613
08/31/2026	5.500%	4,084,000	3,806,271
07/15/2027	5.375%	898,000	825,191
04/01/2028	5.500%	882,000	804,482
Total			24,963,698
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	1,769,000	1,796,257
Media and Entertainment 2.1%
Clear Channel International BV(d)
08/01/2025	6.625%	1,773,000	1,790,939
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	5,964,122
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	1,335,000	1,264,688
01/15/2029	4.250%	1,222,000	1,087,108
03/15/2030	4.625%	3,133,000	2,796,778
Playtika Holding Corp.(d)
03/15/2029	4.250%	2,452,000	2,208,424

Columbia Income Opportunities Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roblox Corp.(d)
05/01/2030	3.875%	2,070,000	1,777,596
Total			16,889,655
Metals and Mining 2.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	549,431
10/01/2031	5.125%	2,509,000	2,264,459
Constellium SE(d)
06/15/2028	5.625%	1,467,000	1,405,655
04/15/2029	3.750%	6,618,000	5,711,265
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	7,705,000	7,303,229
Kaiser Aluminum Corp.(d)
03/01/2028	4.625%	321,000	292,344
06/01/2031	4.500%	3,822,000	3,289,232
Novelis Corp.(d)
11/15/2026	3.250%	1,186,000	1,083,106
01/30/2030	4.750%	1,329,000	1,221,473
08/15/2031	3.875%	735,000	628,687
Total			23,748,881
Midstream 7.0%
Cheniere Energy Partners LP
03/01/2031	4.000%	1,427,000	1,292,092
Cheniere Energy Partners LP(d)
01/31/2032	3.250%	3,832,000	3,274,245
Cheniere Energy, Inc.
10/15/2028	4.625%	3,615,000	3,513,217
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,841,000	1,685,594
DCP Midstream Operating LP
04/01/2044	5.600%	2,452,000	2,344,936
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,404,000	2,370,438
DT Midstream, Inc.(d)
06/15/2029	4.125%	1,412,000	1,282,104
06/15/2031	4.375%	2,239,000	2,009,430
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,379,000	2,400,070
01/15/2029	4.500%	2,163,000	1,946,517
01/15/2031	4.750%	5,911,000	5,283,426
EQM Midstream Partners LP
07/15/2048	6.500%	1,197,000	1,101,588
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	904,000	924,173
02/01/2028	5.000%	3,553,000	3,378,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,756,012
06/01/2026	6.000%	1,402,000	1,395,771
04/28/2027	5.625%	3,054,000	2,932,254
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	4,435,000	4,391,714
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,118,309
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,560,000	2,337,605
08/15/2031	4.125%	3,987,000	3,637,120
11/01/2033	3.875%	2,170,000	1,889,888
Western Gas Partners LP
07/01/2026	4.650%	1,753,000	1,728,205
Total			56,993,043
Oil Field Services 0.8%
Apergy Corp.
05/01/2026	6.375%	1,236,000	1,246,872
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	5,323,052	5,179,426
Total			6,426,298
Other REIT 1.8%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	2,461,000	2,250,495
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	2,315,000	2,275,212
02/01/2027	4.250%	744,000	686,213
06/15/2029	4.750%	3,928,000	3,532,220
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,086,483
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	1,416,000	1,298,186
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	901,744
09/15/2029	4.000%	463,000	413,218
Service Properties Trust
03/15/2024	4.650%	1,652,000	1,568,833
10/01/2024	4.350%	771,000	713,456
Total			14,726,060
Packaging 2.2%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	4,842,000	4,148,314
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,677,599
08/15/2026	4.125%	2,302,000	2,135,325

6	Columbia Income Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canpack SA/US LLC(d)
11/15/2029	3.875%	3,208,000	2,753,898
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	6,695,000	6,470,755
Total			18,185,891
Pharmaceuticals 2.1%
Bausch Health Companies, Inc.(d)
04/15/2025	6.125%	1,912,000	1,917,056
04/01/2026	9.250%	902,000	894,690
02/01/2027	6.125%	1,580,000	1,519,125
06/01/2028	4.875%	681,000	604,329
02/15/2029	6.250%	1,048,000	763,965
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	1,356,000	1,240,487
Jazz Securities DAC(d)
01/15/2029	4.375%	1,315,000	1,215,951
Organon Finance 1 LLC(d)
04/30/2028	4.125%	3,647,000	3,387,749
04/30/2031	5.125%	3,930,000	3,554,418
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	2,261,000	2,064,383
Total			17,162,153
Property & Casualty 1.0%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,095,000	6,546,000
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	4,600,000	6,400
Subordinated
12/01/2037	0.000%	180,000	250
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	9,865,000	13,810
MGIC Investment Corp.
08/15/2028	5.250%	491,000	462,685
Radian Group, Inc.
03/15/2025	6.625%	197,000	200,569
03/15/2027	4.875%	1,162,000	1,111,873
Total			8,341,587
Restaurants 1.1%
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,713,131
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,747,132
Total			8,460,263
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.3%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	510,825
02/15/2032	5.000%	567,000	505,520
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	596,389
L Brands, Inc.
02/01/2028	5.250%	1,286,000	1,244,668
11/01/2035	6.875%	2,568,000	2,509,013
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	2,257,000	1,979,352
Penske Automotive Group, Inc.
09/01/2025	3.500%	916,000	888,311
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	2,294,000	2,133,749
Total			10,367,827
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	5.875%	655,000	636,628
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	1,326,000	1,242,031
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	817,895
Total			2,696,554
Technology 6.7%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	2,335,000	2,167,766
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,047,519
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,680,826
CDK Global, Inc.
06/01/2027	4.875%	1,771,000	1,784,282
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,124,000	1,000,878
Dun & Bradstreet Corp. (The)(d)
12/15/2029	5.000%	779,000	724,041
Everi Holdings, Inc.(d)
07/15/2029	5.000%	241,000	218,548
Gartner, Inc.(d)
06/15/2029	3.625%	852,000	769,249
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,336,000	2,134,351
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,455,079

Columbia Income Opportunities Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	2,422,000	2,275,891
Iron Mountain, Inc.(d)
09/15/2027	4.875%	845,000	804,666
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	5,227,000	4,609,185
Microchip Technology, Inc.
09/01/2025	4.250%	2,205,000	2,191,078
NCR Corp.(d)
10/01/2028	5.000%	1,793,000	1,710,004
04/15/2029	5.125%	1,785,000	1,688,933
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	2,525,000	2,445,718
07/15/2029	4.500%	1,134,000	1,071,020
10/01/2030	5.875%	112,000	107,606
07/15/2031	4.750%	1,416,000	1,337,740
Plantronics, Inc.(d)
03/01/2029	4.750%	5,918,000	6,012,612
PTC, Inc.(d)
02/15/2028	4.000%	911,000	847,701
Sabre GLBL, Inc.(d)
04/15/2025	9.250%	797,000	851,460
09/01/2025	7.375%	1,478,000	1,496,131
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	3,288,000	3,149,283
Square, Inc.(d)
06/01/2031	3.500%	890,000	745,101
Switch Ltd.(d)
09/15/2028	3.750%	1,212,000	1,136,659
06/15/2029	4.125%	2,214,000	2,119,280
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,685,959
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,076,760
Total			54,345,326
Wireless 3.7%
Altice France SA(d)
02/01/2027	8.125%	3,063,000	3,085,057
01/15/2028	5.500%	3,438,000	3,043,208
07/15/2029	5.125%	2,921,000	2,470,916
10/15/2029	5.500%	927,000	798,006
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,429,812
Sprint Capital Corp.
11/15/2028	6.875%	5,588,000	6,130,340
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
02/15/2029	2.625%	3,927,000	3,397,474
02/15/2031	2.875%	2,182,000	1,856,917
04/15/2031	3.500%	587,000	523,054
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,743,240
07/15/2031	4.750%	3,314,000	2,859,207
Total			30,337,231
Wirelines 2.3%
CenturyLink, Inc.
04/01/2024	7.500%	8,209,000	8,431,860
CenturyLink, Inc.(d)
12/15/2026	5.125%	1,333,000	1,207,856
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	3,329,000	2,906,349
Iliad Holding SAS(d)
10/15/2026	6.500%	3,043,000	2,930,323
10/15/2028	7.000%	3,302,000	3,149,251
Total			18,625,639
Total Corporate Bonds & Notes (Cost $801,020,777)			748,470,439

Foreign Government Obligations(h) 0.5%

Canada 0.5%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	3,587,000	3,432,450
05/15/2029	4.250%	624,000	541,308
Total			3,973,758
Total Foreign Government Obligations (Cost $3,832,617)			3,973,758

Senior Loans 3.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	4.514%	4,681,305	4,025,922
Consumer Products 0.3%
SWF Holdings I Corp.(i),(j)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	2,826,000	2,612,298

8	Columbia Income Opportunities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.4%
Surgery Center Holdings, Inc.(i),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	3,240,717	3,207,857
Media and Entertainment 0.4%
Cengage Learning, Inc.(i),(j)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	3,722,734	3,657,586
Technology 1.8%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.264%	4,118,677	4,064,970
Loyalty Ventures, Inc.(i),(j)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.264%	1,414,963	1,376,942
Project Alpha Intermediate Holding, Inc.(i),(j)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.770%	2,027,940	2,022,363
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	4.756%	1,509,300	1,500,969
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	4.212%	5,414,862	5,353,945
Total			14,319,189
Total Senior Loans (Cost $28,894,924)			27,822,852

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.462%(k),(l)	21,242,318	21,235,945
Total Money Market Funds (Cost $21,234,198)		21,235,945
Total Investments in Securities (Cost: $864,180,624)		807,110,011
Other Assets & Liabilities, Net		3,902,069
Net Assets		811,012,080

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2022, the total value of these securities amounted to $62, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $595,178,071, which represents 73.39% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2022.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2022, the total value of these securities amounted to $20,460, which represents less than 0.01% of total net assets.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Variable rate security. The interest rate shown was the current rate as of April 30, 2022.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Columbia Income Opportunities Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.462%
	41,587,022	184,436,982	(204,789,806)	1,747	21,235,945	(6,113)	21,203	21,242,318
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Income Opportunities Fund | Third Quarter Report 2022

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3QT164_07_M01_(06/22)